Share Capital (Details) - Schedule of outstanding and exercisable options	12 Months Ended
	Dec. 31, 2021 $ / shares shares
Share Capital (Details) - Schedule of outstanding and exercisable options [Line Items]
Options outstanding Number of options outstanding	1,236,110
Options exercisable Number of options exercisable	744,970
Exercise prices 28.9 [Member]
Share Capital (Details) - Schedule of outstanding and exercisable options [Line Items]
Options outstanding Exercise prices (in Dollars per share) | $ / shares	$ 28.94	[1]
Options outstanding Number of options outstanding	6,666
Options outstanding Weighted average remaining contractual Life	3 years 4 months 17 days
Options exercisable Number of options exercisable	1,329
Options exercisable Weighted average remaining contractual life	3 years 4 months 17 days
Exercise prices 7.07 [Member]
Share Capital (Details) - Schedule of outstanding and exercisable options [Line Items]
Options outstanding Exercise prices (in Dollars per share) | $ / shares	$ 7.07	[1]
Options outstanding Number of options outstanding	5,000
Options outstanding Weighted average remaining contractual Life	3 years 3 months 29 days
Options exercisable Number of options exercisable	4,375
Options exercisable Weighted average remaining contractual life	3 years 3 months 29 days
Exercise prices 20.7 [Member]
Share Capital (Details) - Schedule of outstanding and exercisable options [Line Items]
Options outstanding Exercise prices (in Dollars per share) | $ / shares	$ 20.7	[1]
Options outstanding Number of options outstanding	20,000
Options outstanding Weighted average remaining contractual Life	9 years 10 months 17 days
Exercise prices 15.2 [Member]
Share Capital (Details) - Schedule of outstanding and exercisable options [Line Items]
Options outstanding Exercise prices (in Dollars per share) | $ / shares	$ 15.2	[1]
Options outstanding Number of options outstanding	23,000
Options outstanding Weighted average remaining contractual Life	9 years 4 months 28 days
Exercise prices 13.08 [Member]
Share Capital (Details) - Schedule of outstanding and exercisable options [Line Items]
Options outstanding Exercise prices (in Dollars per share) | $ / shares	$ 13.08
Options outstanding Number of options outstanding	40,500
Options outstanding Weighted average remaining contractual Life	9 years 14 days
Exercise prices 12.78 [Member]
Share Capital (Details) - Schedule of outstanding and exercisable options [Line Items]
Options outstanding Exercise prices (in Dollars per share) | $ / shares	$ 12.78
Options outstanding Number of options outstanding	30,000
Options outstanding Weighted average remaining contractual Life	9 years 2 months 26 days
Exercise prices 11.06 [Member]
Share Capital (Details) - Schedule of outstanding and exercisable options [Line Items]
Options outstanding Exercise prices (in Dollars per share) | $ / shares	$ 11.06	[1]
Options outstanding Number of options outstanding	162,713
Options outstanding Weighted average remaining contractual Life	8 years 1 month 9 days
Options exercisable Number of options exercisable	71,186
Options exercisable Weighted average remaining contractual life	8 years 1 month 9 days
Exercise prices 10.08 [Member]
Share Capital (Details) - Schedule of outstanding and exercisable options [Line Items]
Options outstanding Exercise prices (in Dollars per share) | $ / shares	$ 10.08	[1]
Options outstanding Number of options outstanding	290,186
Options outstanding Weighted average remaining contractual Life	8 years 2 months 8 days
Options exercisable Number of options exercisable	114,072
Options exercisable Weighted average remaining contractual life	7 years 10 months 9 days
Exercise prices 9.12 [Member]
Share Capital (Details) - Schedule of outstanding and exercisable options [Line Items]
Options outstanding Exercise prices (in Dollars per share) | $ / shares	$ 9.12	[1]
Options outstanding Number of options outstanding	32,000
Options outstanding Weighted average remaining contractual Life	8 years 7 months 28 days
Options exercisable Number of options exercisable	10,000
Options exercisable Weighted average remaining contractual life	8 years 7 months 28 days
Exercise prices 5.07 [Member]
Share Capital (Details) - Schedule of outstanding and exercisable options [Line Items]
Options outstanding Exercise prices (in Dollars per share) | $ / shares	$ 5.07	[1]
Options outstanding Number of options outstanding	205,125
Options outstanding Weighted average remaining contractual Life	3 years 10 months 9 days
Options exercisable Number of options exercisable	137,151
Options exercisable Weighted average remaining contractual life	3 years 8 months 26 days
Exercise prices 4.02 [Member]
Share Capital (Details) - Schedule of outstanding and exercisable options [Line Items]
Options outstanding Exercise prices (in Dollars per share) | $ / shares	$ 4.02	[1]
Options outstanding Number of options outstanding	420,920
Options outstanding Weighted average remaining contractual Life	3 years 1 month 13 days
Options exercisable Number of options exercisable	406,857
Options exercisable Weighted average remaining contractual life	3 years 29 days

[1]	In U.S. dollars per Ordinary Share.